Secured Note Liabilities - Schedule of Fair Value of the Secured Note (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rates were 1% higher [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher	● Discount rates were 1% higher
Increase (decrease)	$ (6.3)	$ (30.1)
Discount rates were 1% lower [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower	● Discount rates were 1% lower
Increase (decrease)	$ 6.5	$ 36.3
Silver production indicated silver ounces were 10% higher [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% higher
Increase (decrease)
Silver production indicated silver ounces were 10% lower [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% lower
Increase (decrease)
Future metal prices were 10% higher [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement		● Future metal prices were 10% higher
Increase (decrease)		$ 16.4
Future metal prices were 10% lower [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement		● Future metal prices were 10% lower
Increase (decrease)		$ (16.5)
Metal production indicated silver ounces were 10% higher [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement		● Metal production indicated volumes were 10% higher
Increase (decrease)		$ 16.0
Metal production indicated silver ounces were 10% lower [Member]
Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement		● Metal production indicated volumes were 10% lower
Increase (decrease)		$ (16.1)